Cover	Apr. 22, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 22, 2020
Current Fiscal Year End Date	--12-31
Entity File Number	001-16753
Entity Registrant Name	AMN HEALTHCARE SERVICES, INC.
Entity Central Index Key	0001142750
Entity Tax Identification Number	06-1500476
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8840 Cypress Waters Boulevard
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75019
City Area Code	866
Local Phone Number	871-8519
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	AMN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false